COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Mer Telemanagement Solutions Ltd [Member]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 3:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

During the first half of 2020, the Company's facilities in Israel were leased under non-obligating lease contract on a monthly basis. The monthly rental charge ranged from $ 10 to $ 15. Due to the COVID 19 pandemic the Company terminated the Israeli lease contract and since the second half of 2020, the Company's employees work remotely.

b.	Royalty commitments:

The Company is committed to pay royalties to Israel Innovation Authority ("IIA"), formerly known as the Office of the Chief Scientist, of the Ministry of Industry, Trade and Labor of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the IIA participated. In the event that development of a specific product in which the IIA participated is successful, the Company will be obligated to repay the gzrants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100%-150% of the grants received linked to the dollar. Grants received after January 1999 are subject to interest at a rate equal to the 12 months LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of June 30, 2021, the Company had a contingent liability to pay royalties in the amount of approximately $ 8,129 plus interest for grants received after January 1999.

The Company has paid or accrued royalties in its cost of revenues relating to the repayment of such IIA grants in the amount of $ 17 and $ 20 for the six months ended June 30, 2021 and 2020, respectively.

c.	Claims and demands:

1.	Claims related to discontinued operations:

The Company is a party to various tax claims that arose in TABS Brazil a subsidiary which was discontinued in 2009. During 2019, the Company reassessed the likelihood of those tax claims and based on its legal advisors' opinion it concluded that they have become remote.

In August 2007, the Company's Brazilian subsidiary, TABS Brazil, was ordered by the Labor Law Court in Brazil to pay approximately $32 to one of its former employees. This amount which bears a 1% interest rate per month from the date that the claim was filed, accumulating to $95 as of June 30, 2021, was recorded within discontinued operations.

2.	During February 2020, a legal action was filed against the Company's US subsidiary in the New York Supreme Court in the amount of $32. The plaintiff has alleged that the Company has not paid certain alleged outstanding bills. If the plaintiff insists on continuing the litigation, the Company will seek to dismiss the lawsuit base on the lack of service process. According to the Company's legal advisors there is a good basis for such a motion to be granted.

3.	On June 28, 2021, following the announcement of the Merger Agreement with SharpLink, the Company learned of a complaint by a purported shareholder of the Company that was filed in the Supreme Court of the State of New York against the

4.	Company and its directors (the "Complaint"). The Complaint alleges that the intrinsic value of the Company is in excess of the amount the Company's shareholders will receive in connection with the Merger and that the proxy statement submitted by the Company in connection with the proposed Merger omits material information as set forth in the Complaint. The Complaint has not been served on the defendants but, based on a cursory review, the Company and its legal counsel believe that the claims asserted in the Complaint are without merit and the Company plans to vigorously defend against them.

NOTE 6: COMMITMENTS AND CONTINGENT LIABILITIES

a.
Lease commitments:

The Group leases office space through operating leases. The facilities of the Company in Israel were leased until February 2019. There are no lease commitments under non-cancelable operating leases as of December 31, 2020.

Commencing February 2019, the Company entered on a monthly basis into non-obligating lease contract in Israel with a monthly rental charge that ranged from $ 10 to $ 15. Due to the COVID 19 pandemic the Company terminated the Israeli lease contract and since the second half of 2020, the Company’s employees work remotely.

b.
Royalty commitments:

The Company is committed to pay royalties to Israel Innovation Authority ("IIA"), formerly known as the Office of the Chief Scientist, of the Ministry of Industry, Trade and Labor of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the IIA participated. In the event that development of a specific product in which the IIA participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100%-150% of the grants received linked to the dollar. Grants received after January 1999 are subject to interest at a rate equal to the 12 months LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2020, the Company had a contingent liability to pay royalties in the amount of approximately $ 8,150 plus interest for grants received after January 1999.

The Company has paid or accrued royalties in its cost of revenues relating to the repayment of such IIA grants in the amount of $ 40, $ 51 and $ 66 for the years ended December 31, 2020, 2019 and 2018, respectively.

c.	Claims and demands:

1.
Claims related to discontinued operations:

The Company is a party to various tax claims that arose in TABS Brazil a subsidiary which was discontinued in 2009. During 2019, the Company reassessed the likelihood of those tax claims and based on its legal advisors' opinion it concluded that they have become remote.

In August 2007, the Company’s Brazilian subsidiary, TABS Brazil, was ordered by the Labor Law Court in Brazil to pay approximately $32 to one of its former employees. This amount which bears a 1% interest rate per month from the date that the claim was filed, accumulating to $89 as of December 31, 2020, was recorded within discontinued operations.

NOTE 7: TAXES ON INCOME (Cont.)

c.
U.S. subsidiary

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

At December 31, 2017, the Company re-measured its U.S. deferred tax assets and liabilities, based on the new rates at which they are expected to reverse in the future.

d.
Net operating loss carry-forwards:

As of December 31, 2020, the Company, its subsidiaries in Hong Kong and in the U.S had an estimated total amount of available carry-forward tax losses of approximately $26,000, $607, $636, respectively, to offset against future taxable profits. The operating tax loss carry-forwards in Israel may be offset indefinitely against operating income. In addition, as of December 31, 2020, the Company had capital losses in the amount of approximately
$507 that can be carried forward indefinitely.

MTS IntegraTRAK, the Company’s U.S. subsidiary, is subject to U.S. income taxes. Total net operating loss carry-forwards of approximately $636 as of December 31, 2020, will expire in the years 2021 to 2028. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. Such annual limitation may result in the expiration of net operating losses before utilization.

e.
Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax liabilities and assets are as follows:

	December 31,
	2020	2019
Deferred tax asset (liability):
Tax loss carry-forwards	$6,254	$6,089
Accruals for interest	283	283
R&D expenses	42	148
Allowances for credit losses and accruals for employee benefits	45	76
Depreciation and amortization	5	16
Deferred tax asset before valuation allowance	6,629	6,612
Goodwill	(351)	(746)
Valuation allowance	(6,107)	(6,029)
Deferred tax asset (liability), net	$171	$(163)

The Company and certain of its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carry-forwards and other temporary differences, since they have a history of losses incurred over the past years. Management currently believes that it is more likely than not that part of the deferred tax relating to the loss carry-forwards in the Company and its subsidiaries and other temporary differences will not be realized in the foreseeable future.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2020	2019	2018
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(2,103)	$(188)	$(840)
Tax rates	23%	23%	23%
Theoretical tax benefit	$(484)	$(43)	$(193)
Decrease in taxes resulting from:
Non - deductible expenses	(116)	38	37
Loss and timing differences for which no deferred tax was provided	264	(2)	187
Tax adjustment in respect of different tax rate of subsidiaries	9	3	6
Changes in provision for uncertain tax positions	2	8	9
Taxes on income, net, as reported in the statements of operations	$(325)	$4	$46

g.	Loss before income (expense) taxes is comprised as follows:

	Year ended December 31,
	2020	2019	2018
Domestic	$(320)	$(217)	$(803)
Foreign	(1,783)	29	(37)
Loss before taxes on income	$(2,103)	$(188)	$(840)

h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2020	2019	2018
Current	$10	$22	$11
Deferred	(335)	(18)	35
Taxes in respect of previous years as a result of court ruling	$(325)	$4	$46
Domestic	$-	$-	$-
Foreign	(325)	4	46
Taxes on income, net, as reported in the statements of operations	$(325)	$4	$46

i.	As of December 31, 2020, the Company recorded a liability for unrecognized tax benefits of $158. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	2020	2019

Balance as of beginning of the year	$156	$148
Cumulative translation adjustments and other	2	8

Balance at the end of the year	$158	$156